Document and Entity Information	Oct. 06, 2026
Cover [Abstract]
Entity Registrant Name	CARPENTER TECHNOLOGY CORP
Amendment Flag	false
Entity Central Index Key	0000017843
Document Type	8-K
Document Period End Date	Oct. 06, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-5828
Entity Tax Identification Number	23-0458500
Entity Address, Address Line One	1735 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(610)
Local Phone Number	208-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $5 Par Value
Trading Symbol	CRS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false